Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
HEICO Corp. , Class A ................. 221 $ 34,021
Lockheed Martin Corp. ................ 5,175 2,353,952
2,387,973
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,619 1,290,952
Automobiles — 1.4%
General Motors Co. .................. 37,763 1,712,552
Tesla, Inc.
(a)
........................ 5,774 1,015,012
2,727,564
Banks — 2.0%
Bank of America Corp. ................ 28,952 1,097,860
Columbia Banking System, Inc. .......... 1,671 32,334
JPMorgan Chase & Co. ............... 10,884 2,180,065
KeyCorp .......................... 32,674 516,576
Valley National Bancorp
(b)
.............. 9,510 75,699
3,902,534
Beverages — 1.7%
Coca-Cola Co. (The) ................. 19,086 1,167,681
PepsiCo, Inc. ...................... 12,360 2,163,124
3,330,805
Biotechnology — 4.0%
AbbVie, Inc. ....................... 7,371 1,342,259
Amgen, Inc. ....................... 4,777 1,358,197
Exelixis, Inc.
(a)
...................... 6,872 163,073
Gilead Sciences, Inc. ................. 33,177 2,430,215
Incyte Corp.
(a)
...................... 17,301 985,638
Neurocrine Biosciences, Inc.
(a)
........... 5,896 813,176
United Therapeutics Corp.
(a)
............. 2,046 470,007
7,562,565
Broadline Retail — 4.4%
Amazon.com, Inc.
(a)
.................. 47,160 8,506,721
Building Products — 1.2%
A O Smith Corp. .................... 12,397 1,109,036
Builders FirstSource, Inc.
(a)
............. 4,126 860,477
Owens Corning ..................... 2,445 407,826
2,377,339
Capital Markets — 3.1%
Invesco Ltd. ....................... 99,706 1,654,122
Moody's Corp. ...................... 4,794 1,884,186
Morningstar, Inc. .................... 444 136,916
MSCI, Inc. ........................ 864 484,229
Nasdaq, Inc. ....................... 23,013 1,452,120
SEI Investments Co. .................. 4,263 306,510
5,918,083
Chemicals — 0.3%
Ecolab, Inc. ....................... 337 77,814
LyondellBasell Industries NV , Class A ...... 501 51,242
PPG Industries, Inc. .................. 3,309 479,474
608,530
Commercial Services & Supplies — 0.7%
Cintas Corp. ....................... 2,041 1,402,228
Construction & Engineering — 0.8%
AECOM .......................... 5,364 526,101
Quanta Services, Inc. ................. 2,433 632,093
Valmont Industries, Inc. ................ 2,014 459,756
1,617,950
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. ............... 1,057 $ 774,390
Walmart, Inc. ....................... 32,550 1,958,533
2,732,923
Containers & Packaging — 0.1%
Packaging Corp. of America ............ 1,273 241,590
Electric Utilities — 0.5%
OGE Energy Corp.
(b)
.................. 28,268 969,592
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 3,674 671,975
Rockwell Automation, Inc. .............. 1,010 294,243
966,218
Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity Ltd. .................. 14,633 2,125,297
Energy Equipment & Services — 0.5%
Baker Hughes Co. , Class A ............. 10,725 359,287
Schlumberger NV ................... 10,118 554,568
913,855
Entertainment — 0.8%
Electronic Arts, Inc. .................. 4,822 639,735
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 2,138 140,253
Netflix, Inc.
(a)
....................... 979 594,576
Roku, Inc. , Class A
(a)
................. 1,721 112,157
Warner Bros Discovery, Inc.
(a)
........... 3,771 32,921
1,519,642
Financial Services — 4.6%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,758 2,000,834
Mastercard, Inc. , Class A ............... 7,610 3,664,748
Visa, Inc. , Class A ................... 11,399 3,181,233
8,846,815
Food Products — 0.6%
Hershey Co. (The) ................... 6,293 1,223,989
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 227 26,983
New Jersey Resources Corp.
(b)
.......... 1,924 82,559
109,542
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc. .......... 6,450 1,414,550
Health Care Equipment & Supplies — 2.2%
Dexcom, Inc.
(a)
..................... 3,941 546,617
Hologic, Inc.
(a)
...................... 1,583 123,411
Intuitive Surgical, Inc.
(a)
................ 1,844 735,922
Medtronic plc ...................... 12,050 1,050,157
Stryker Corp. ...................... 4,948 1,770,741
4,226,848
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. .................. 4,802 537,344
Cencora, Inc. ...................... 1,940 471,401
Elevance Health, Inc. ................. 4,714 2,444,397
Laboratory Corp. of America Holdings ...... 2,634 575,424
UnitedHealth Group, Inc. ............... 25 12,367
4,040,933
Health Care Technology — 0.3%
(a)
Teladoc Health, Inc. .................. 17,736 267,814
Veeva Systems, Inc. , Class A ............ 992 229,836
497,650

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc. ................ 22 $ 79,813
Boyd Gaming Corp. .................. 22,709 1,528,770
Domino's Pizza, Inc. .................. 3,266 1,622,810
McDonald's Corp. ................... 904 254,883
MGM Resorts International
(a)
............ 20,080 947,977
4,434,253
Household Durables — 1.6%
DR Horton, Inc. ..................... 7,587 1,248,441
Leggett & Platt, Inc. .................. 18,131 347,208
Toll Brothers, Inc. .................... 11,243 1,454,507
3,050,156
Household Products — 1.3%
Kimberly-Clark Corp. ................. 18,141 2,346,538
Procter & Gamble Co. (The) ............ 254 41,212
2,387,750
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 44,018 789,243
Insurance — 3.0%
Marsh & McLennan Cos., Inc. ........... 12,164 2,505,541
Progressive Corp. (The) ............... 9,576 1,980,508
Reinsurance Group of America, Inc. ....... 5,707 1,100,766
Travelers Cos., Inc. (The) .............. 548 126,117
5,712,932
Interactive Media & Services — 7.4%
Alphabet, Inc. , Class A
(a)
............... 37,153 5,607,502
Alphabet, Inc. , Class C
(a)
............... 19,761 3,008,810
Meta Platforms, Inc. , Class A ............ 9,609 4,665,938
Pinterest, Inc. , Class A
(a)
............... 16,206 561,862
Snap, Inc. , Class A
(a)
................. 23,397 268,598
14,112,710
IT Services — 0.2%
Amdocs Ltd. ....................... 807 72,929
Snowflake, Inc. , Class A
(a)
.............. 1,667 269,387
342,316
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 4,591 668,036
Machinery — 3.3%
Cummins, Inc. ...................... 1,705 502,378
Flowserve Corp. .................... 9,619 439,396
Oshkosh Corp. ..................... 17,712 2,208,864
Otis Worldwide Corp. ................. 4,789 475,404
Parker-Hannifin Corp. ................. 3,384 1,880,793
Snap-on, Inc. ...................... 1,470 435,443
Xylem, Inc. ........................ 2,824 364,974
6,307,252
Media — 1.3%
Comcast Corp. , Class A ............... 26,359 1,142,663
Fox Corp. , Class A
(b)
.................. 36,169 1,131,005
Fox Corp. , Class B ................... 541 15,483
Paramount Global , Class B ............. 8,232 96,890
2,386,041
Metals & Mining — 0.7%
Nucor Corp. ....................... 6,554 1,297,037
Multi-Utilities — 0.5%
CMS Energy Corp.
(b)
.................. 13,666 824,607
DTE Energy Co. .................... 901 101,038
925,645
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp. ...................... 628 $ 99,061
ConocoPhillips ..................... 1,793 228,213
Devon Energy Corp. .................. 20,003 1,003,750
EOG Resources, Inc. ................. 10,046 1,284,281
Exxon Mobil Corp. ................... 9,276 1,078,242
Marathon Petroleum Corp. ............. 8,596 1,732,094
Pioneer Natural Resources Co. .......... 908 238,350
Valero Energy Corp. .................. 2,983 509,168
6,173,159
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 9,679 812,165
Passenger Airlines — 0.4%
American Airlines Group, Inc.
(a)
........... 13,102 201,116
Delta Air Lines, Inc. .................. 12,513 598,997
800,113
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. ............... 25,411 1,378,039
Eli Lilly & Co. ...................... 5,827 4,533,173
Merck & Co., Inc. .................... 7,601 1,002,952
Pfizer, Inc. ........................ 28,548 792,207
Zoetis, Inc. , Class A .................. 2,012 340,450
8,046,821
Residential REITs — 1.1%
Apartment Income REIT Corp. ........... 3,061 99,391
Camden Property Trust ................ 12,002 1,180,997
Equity Residential ................... 13,040 822,954
2,103,342
Semiconductors & Semiconductor Equipment — 9.5%
Applied Materials, Inc. ................ 12,797 2,639,125
Broadcom, Inc. ..................... 122 161,700
Cirrus Logic, Inc.
(a)
................... 1,937 179,289
Intel Corp. ........................ 2,533 111,882
Lam Research Corp. ................. 992 963,797
Micron Technology, Inc. ................ 6,803 802,006
Monolithic Power Systems, Inc. .......... 147 99,581
NVIDIA Corp. ...................... 11,628 10,506,596
QUALCOMM, Inc. ................... 15,970 2,703,721
18,167,697
Software — 12.0%
Adobe, Inc.
(a)
....................... 3,655 1,844,313
Crowdstrike Holdings, Inc. , Class A
(a)
....... 117 37,509
Datadog, Inc. , Class A
(a)
............... 3,148 389,093
Fortinet, Inc.
(a)
...................... 14,098 963,035
Manhattan Associates, Inc.
(a)
............ 8,540 2,136,964
Microsoft Corp. ..................... 34,224 14,398,721
Nutanix, Inc. , Class A
(a)
................ 1,323 81,656
Oracle Corp. ....................... 6,635 833,422
ServiceNow, Inc.
(a)
................... 423 322,495
Synopsys, Inc.
(a)
.................... 1,604 916,686
Teradata Corp.
(a)
.................... 9,816 379,585
Workday, Inc. , Class A
(a)
............... 1,335 364,121
Zoom Video Communications, Inc. , Class A
(a)
. 3,162 206,700
Zscaler, Inc.
(a)
...................... 129 24,849
22,899,149
Specialized REITs — 0.4%
Equinix, Inc. ....................... 803 662,740
Lamar Advertising Co. , Class A .......... 499 59,585
SBA Communications Corp. ............ 488 105,750
828,075

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 1.6%
AutoNation, Inc.
(a)
.................... 5,124 $ 848,432
Best Buy Co., Inc. ................... 5,658 464,126
Home Depot, Inc. (The) ............... 1,216 466,457
Penske Automotive Group, Inc.
(b)
......... 2,168 351,194
Ross Stores, Inc. .................... 1,012 148,521
TJX Cos., Inc. (The) .................. 6,788 688,439
Ulta Beauty, Inc.
(a)
................... 243 127,060
3,094,229
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 68,060 11,670,929
HP, Inc. .......................... 5,349 161,647
11,832,576
Trading Companies & Distributors — 0.5%
Watsco, Inc.
(b)
...................... 185 79,914
WESCO International, Inc. .............. 2,424 415,183
WW Grainger, Inc. ................... 369 375,384
870,481
Total Long-Term Investments — 99 .0%
(Cost: $ 151,962,875 ) .............................. 189,503,866
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 1,368,814 1,369,498
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 2,091,117 2,091,117
Total Short-Term Securities — 1 .8%
(Cost: $ 3,460,615 ) ............................... 3,460,615
Total Investments — 100 .8%
(Cost: $ 155,423,490 ) .............................. 192,964,481
Liabilities in Excess of Other Assets — (0.8) % ............. (1,504,020)
Net Assets — 100.0% ...............................
$ 191,460,461
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,369,609
(a)
$ — $ (111) $ — $ 1,369,498 1,368,814 $ 8,401
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,370,506 720,611
(a)
— — — 2,091,117 2,091,117 27,097 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,569,866 — (3,568,575)
(a)
(1,252) (39) — — — —
$ (1,363) $ (39) $ 3,460,615 $ 35,498 $ —
— —

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund

(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 06/21/24 $ 2,123 $ 35,539
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 189,503,866 $ — $ — $ 189,503,866
Short-Term Securities
Money Market Funds ...................................... 3,460,615 — — 3,460,615
$ 192,964,481 $ — $ — $ 192,964,481
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 35,539 $ — $ — $ 35,539
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust